Operating segment information (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥) segment	Dec. 18, 2019 USD ($)	Dec. 18, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Operating segment information
Number of operating segments | segment			3
Revenue		¥ 80,035	¥ 80,035				¥ 2,058,779
Segment results		(199,395)					(76,304)
Depreciation and amortization		(14,931)					(138,639)
Finance income		779					2,543
Finance costs		(29,503)					(19,420)
Foreign exchange (losses)/gains		(2,641)					(34,190)
Share-based compensation expense | $	$ (9,555)
(Loss)/income before income tax		(236,558)					(94,297)
Predecessor
Operating segment information
Revenue			2,369,167		¥ 2,369,167		2,058,779		¥ 1,827,880
Segment results			(16,402)						43,642
Depreciation and amortization			(329,453)						(115,908)
Finance income			2,127						1,862
Finance costs			(132,730)		¥ (132,730)		(19,420)		(13,408)
Foreign exchange (losses)/gains			(13,120)						12,856
Share-based compensation expense | $				$ (12,360)		$ (13,062)		$ (18,884)
(Loss)/income before income tax			(159,954)				¥ (94,297)		¥ 68,356
Operating assets Tier 1
Operating segment information
Revenue		54,775	54,775
Operating Assets Tier 2 and Other Assets Segment
Operating segment information
Revenue		14,523	14,523
Expansion assets
Operating segment information
Revenue		10,737	10,737
Operating segments
Operating segment information
Revenue		84,194
Segment results		3,265
Depreciation and amortization		(14,931)
Finance income		779
Finance costs		(29,503)
Foreign exchange (losses)/gains		(2,641)
Transaction costs of the Business Combination		(165,842)
Share-based compensation expense		(10,514)
Corporate and other unallocated expenses		(14,387)
(Loss)/income before income tax		(236,558)
Operating segments | Operating assets Tier 1
Operating segment information
Segment results		6,222
Operating segments | Operating Assets Tier 2 and Other Assets Segment
Operating segment information
Segment results		977
Operating segments | Expansion assets
Operating segment information
Segment results		(3,934)
Elimination of intersegment sales
Operating segment information
Revenue		(4,159)	(4,159)
Segment results		¥ (2,784)
Elimination of intersegment sales | Operating assets Tier 1
Operating segment information
Revenue			(3,656)
Elimination of intersegment sales | Operating Assets Tier 2 and Other Assets Segment
Operating segment information
Revenue			(398)
Elimination of intersegment sales | Expansion assets
Operating segment information
Revenue			¥ (105)